TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

-----------------------------------|_|------------------------------------------

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO):
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

-----------------------------------|_|------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                                                 LANDMARK(SM) FUNDS
                                                       Advised by Citibank, N.A.

INSTITUTIONAL

--------------------------------
LANDMARK
INSTITUTIONAL
LIQUID RESERVES
--------------------------------

 SEMI-ANNUAL
 REPORT
 February 28, 1997

 IM/ILR/S/97                                         Printed on Recycled Paper

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

     Money market securities produced competitive returns commensurate with low levels of risk during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     This report reviews the Fund's investment activities and performance during the six months ended February 28, 1997, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip W. Coolidge
Philip W. Coolidge
President
March 14, 1997

--------------------------------------------------------------------------------
Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

TABLE OF CONTENTS
1    A Letter to Our Shareholders
--------------------------------------------------------------------------------
2    Market Environment
     Fund Snapshot
--------------------------------------------------------------------------------
     Fund Quotes
3    The Portfolio Manager Responds
     Strategy and Outlook
--------------------------------------------------------------------------------
4    Fund Data
     7-Day Yield Comparisons

LANDMARK INSTITUTIONAL
LIQUID RESERVES
5    Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
6    Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
7    Notes to Financial Statements

CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------
9    Portfolio of Investments
--------------------------------------------------------------------------------
11   Statement of Assets and Liabilities
     Statement of Operations
--------------------------------------------------------------------------------
12   Statement of Changes in Net Assets
     Financial Highlights
--------------------------------------------------------------------------------
13   Notes to Financial Statements

--------------------------------------------------------------------------------
 MARKET ENVIRONMENT
     Although the economy during the first half of 1996 was stronger than most economists expected, by September economic growth had moderated to a rate well below the level at which the Federal Reserve Board's monetary policy-makers begin to worry about inflation. This favorable environment proved to be positive for most fixed-income securities, in large part because the Federal Reserve was able to hold monetary policy steady after their most recent rate cut in January, 1996.

     By the end of January, 1997, however, it became apparent that the U.S. economy had accelerated at an annualized 4.7% rate during the fourth quarter of 1996, a higher level of growth than most market-watchers expected. This increase, coupled with gains in employment and industrial production, once again raised concern among some investors that an acceleration of inflation might be imminent. Yet, other reliable leading indicators of inflation subsequently told a different story, reassuring the markets that low levels of inflation were likely to continue.

--------------------------------------------------------------------------------
 FUND SNAPSHOT

COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 2/28/97
$1,805.1 million

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.


DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper Taxable Institutional Money Market Funds Average
o IBC Institutional Taxable Money Market Funds Average

INVESTMENT ADVISER, CASH RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
 FUND QUOTES FROM THE PORTFOLIO MANAGER

"Fourth quarter 1996 economic growth was stronger than expected, and we are watching carefully to see if that strength continues or returns to noninflationary levels."

"We have kept our average maturity long since rates rose last July to their highest levels of 1996. We extended maturities at that time to lock in as much yield as we possibly could."

"We're ready for whatever challenges and opportunities 1997 brings. If short-term interest rates appear set to rise, we will reduce the average maturity accordingly. Otherwise, we will maintain a relatively long maturity to take advantage of higher yields."

--------------------------------------------------------------------------------
 THE PORTFOLIO MANAGER RESPONDS

     As economic activity slowed in August and September, the likelihood of a more restrictive monetary policy and higher interest rates moderated. In fact, interest rates declined modestly, retracing some of their gains from earlier in the year. Our strategy in this environment was to lengthen our average maturity cautiously to maintain prevailing yields for as long as practical. We maintained this relatively aggressive posture until mid-January, 1997, when we began to shorten the Portfolio's average duration toward a more neutral position in order to protect our shareholders from the effects of potentially higher interest rates and to make funds available for higher yielding money market securities if they became available.

     Throughout the period, our security selection process led us to high-quality commercial paper issued by strong, creditworthy banks on Citibank's approved list. Compared to other money market instruments available to the Portfolio such as U.S. Treasury bills, bankers acceptances, certificates of deposit and other short-term obligations, commercial paper provided competitive yields and low levels of risk.

--------------------------------------------------------------------------------
 STRATEGY AND OUTLOOK

While our outlook for 1997 is optimistic, we remain cautious over the near term. If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates. Such an event would probably be a negative influence on stocks and bonds, but could produce higher yields for money market instruments. If, on the other hand, the fourth quarter's economic strength was a temporary anomaly, we could see a market environment remarkably similar to the one that prevailed in the third quarter of 1996: moderate growth, low inflation, modestly declining interest rates and an unchanged monetary policy.

     Our strategy in this uncertain environment is to maintain a somewhat less aggressive maturity stance. If economic growth picks up from current levels, we will attempt to reduce the Portfolio's average maturity to the short end of the neutral range to try to take maximum advantage of higher yielding opportunities. On the other hand, if the economy slows, we will attempt to lengthen the Portfolio's average maturity to try to maintain competitive yields in a declining interest rate environment. We will also continue to reevaluate regularly the mix of money market instruments in the Portfolio. Our goal in this regard is to participate in those areas of the marketplace with the best prospects for income and safety over the months ahead.

 FUND DATA All Periods Ended February 28, 1997 (unaudited)

                                                                               TOTAL RETURNS
                                                                   --------------------------------------
                                                                                                 SINCE
                                                                     SIX         ONE            10/2/92
                                                                   MONTHS**      YEAR        (INCEPTION)*
                                                                   --------   ----------      -----------
Landmark Institutional Liquid Reserves .......................     2.70%          5.47%           4.71%
Lipper Taxable Institutional Money Market Funds Average ......     2.52%          5.12%           4.48%
 *Average Annual Total Return
**Not Annualized
 From 10/31/92

7-DAY YIELDS
----------
Annualized Current           5.36%
Effective                    5.50%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------
 7-DAY YIELD COMPARISONS

        COMPARISON OF 7-DAY YIELD FOR LANDMARK INSTITUTIONAL LIQUID RESERVES VS.
              IBC INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE


As the graph illustrates, Landmark Institutional Liquid Reserves provided a higher annualized seven-day yield than a comparable IBC's Money Fund Report AveragesTM, as published in IBC Money Fund ReportTM, for the one year period.

                                                  IBC
                     Landmark           Institutional Taxable
                   Institutional          Money Market Funds
                  Liquid Reserves               Average
                  ---------------       ---------------------
  3/5/96               5.42%                     5.08%
 3/12/96               5.24%                     5.01%
 3/19/96               5.34%                     5.06%
 3/26/96               5.24%                     5.03%
  4/2/96               5.28%                     5.06%
  4/9/96               5.22%                     5.03%
 4/16/96               5.24%                     5.04%
 4/23/96               5.23%                     5.02%
 4/30/96               5.29%                     5.04%
  5/7/96               5.23%                     5.02%
 5/14/96               5.23%                     5.02%
 5/21/96               5.24%                     5.03%
 5/28/96               5.24%                     5.01%
  6/4/96               5.28%                     5.02%
 6/11/96               5.26%                     5.01%
 6/18/96               5.28%                     5.02%
 6/25/96               5.32%                     5.04%
  7/2/96               5.32%                     5.07%
  7/9/96               5.34%                     5.07%
 7/16/96               5.27%                     5.06%
 7/23/96               5.28%                     5.08%
 7/30/96               5.30%                     5.10%
  8/6/96               5.43%                     5.14%
 8/13/96               5.29%                     5.07%
 8/20/96               5.30%                     5.09%
 8/27/96               5.26%                     5.07%
  9/3/96               5.31%                     5.10%
 9/10/96               5.28%                     5.08%
 9/17/96               5.31%                     5.10%
 9/24/96               5.29%                     5.09%
 10/1/96               5.42%                     5.14%
 10/8/96               5.36%                     5.08%
10/15/96               5.38%                     5.09%
10/22/96               5.35%                     5.08%
10/29/96               5.36%                     5.10%
 11/5/96               5.40%                     5.11%
11/12/96               5.36%                     5.08%
11/19/96               5.44%                     5.12%
11/26/96               5.36%                     5.09%
 12/3/96               5.45%                     5.14%
12/10/96               5.35%                     5.09%
12/17/96               5.38%                     5.10%
12/24/96               5.35%                     5.11%
12/31/96               5.48%                     5.17%
  1/7/97               5.45%                     5.16%
 1/14/97               5.33%                     5.10%
 1/21/97               5.34%                     5.11%
 1/28/97               5.35%                     5.10%
  2/4/97               5.39%                     5.14%
 2/11/97               5.33%                     5.09%
 2/18/97               5.33%                     5.10%
 2/25/97               5.31%                     5.09%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1) ....................................   $1,817,701,801
                                                                                                --------------
LIABILITIES:
Payable for shares of beneficial interest repurchased .......................................       10,915,000
Dividends payable ...........................................................................        1,530,706
Accrued expenses and other liabilities ......................................................          183,549
                                                                                                --------------

 Total liabilities ..........................................................................       12,629,255
                                                                                                --------------

NET ASSETS for 1,805,072,546 shares of beneficial interest outstanding ......................   $1,805,072,546
                                                                                                ==============

NET ASSETS CONSIST OF:
Paid-in capital .............................................................................   $1,805,072,546
                                                                                                ==============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE .............................            $1.00
                                                                                                         =====

 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended February 28, 1997 (unaudited)

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio .......................................  $47,876,034
Allocated expenses from Cash Reserves Portfolio ...........................     (858,789)
                                                                             -----------
                                                                                                   $47,017,245

EXPENSES:
Administrative fees (Note 3A) .............................................    2,948,202
Shareholder Servicing Agents' fees (Note 3B) ..............................      842,343
Distribution fees (Note 4) ................................................      842,343
Legal fees ................................................................       35,283
Trustees' fees ............................................................       15,311
Custodian fees ............................................................       11,043
Shareholder reports .......................................................       10,991
Transfer agent fees .......................................................        7,000
Auditing fees .............................................................        6,217
Other .....................................................................       46,732
                                                                             -----------
 Total expenses ...........................................................    4,765,465
 Less aggregate amount waived by Administrator, Shareholder
 Servicing Agents, and Distributor (Notes 3A, 3B and 4) ...................  (4,134,321)
                                                                             -----------
 Net expenses .............................................................                            631,144
                                                                                                   -----------
 Net investment income                                                                             $46,386,101
                                                                                                   ===========

See notes to financial statements

 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                             FEBRUARY 28, 1997            YEAR ENDED
                                                                                (UNAUDITED)             AUGUST 31, 1996
                                                                             -----------------          ---------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends to shareholders (Note 2) ....    $    46,386,101              $ 64,925,725
                                                                              ===============          ===============

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares .............................................    $15,376,916,071          $14,911,997,762
Net asset value of shares issued to shareholders
 from reinvestment of dividends ..........................................         31,847,398               46,327,653
Cost of shares repurchased ...............................................    (14,860,824,604)         (15,181,288,932)
                                                                              ---------------          ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................        547,938,865             (222,963,517)

NET ASSETS:
Beginning of period ......................................................      1,257,133,681            1,480,097,198
                                                                              ---------------          ---------------
End of period ............................................................    $ 1,805,072,546          $ 1,257,133,681
                                                                              ===============          ===============

 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                                     OCTOBER 2, 1992
                                                SIX MONTHS ENDED                YEAR ENDED AUGUST 31,                (COMMENCEMENT
                                                FEBRUARY 28, 1997   --------------------------------------------   OF OPERATIONS) TO
                                                   (UNAUDITED)          1996            1995             1994      AUGUST 31, 1993
                                                -----------------   ----------       ----------       ----------   ---------------
Net Asset Value, beginning of period ..........    $  1.00000       $ 1.000000       $  1.00000       $  1.00000     $  1.00000
Net investment income .........................       0.02667          0.05521          0.05698          0.03603        0.02871
Less dividends from net investment income .....      (0.02667)        (0.05521)        (0.05698)        (0.03603)      (0.02871)
                                                   ----------       ----------       ----------       ----------     ----------
Net Asset Value, end of period ................    $  1.00000       $ 1.000000       $  1.00000       $  1.00000     $  1.00000
                                                   ==========       ==========       ==========       ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted) .......    $1,805,073       $1,257,134       $1,480,097       $  470,041     $   83,519
Ratio of expenses to average net assets* ......         0.18%+           0.20%            0.17%            0.23%          0.23%+
Ratio of net investment income to average
  net asset ...................................         5.51%+           5.52%            5.70%            3.62%          3.13%+
Total return ..................................         2.70%++          5.66%            5.85%            3.66%          3.21%+
Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share ...............      $0.02438         $0.04921        $ 0.05050       $ 0.03094       $ 0.02339
RATIOS:
Expenses to average net assets* ...............         0.79%+           0.80%            0.84%           0.86%           0.81%+
Net investment income to average net assets ...         4.90%+           4.92%            5.03%           2.98%           2.55%+

 * Includes the Fund's share of Cash Reserves Portfolio's allocated expenses + Annualized
++  Not Annualized

See notes to financial statements

 Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional Liquid Reserves (the "Fund") is a separate diversified series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (32.7% at February 28, 1997) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 3:00 p.m., New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $2,948,202 of which $2,449,635 was voluntarily waived for the six months ended February 28, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $842,343, all of which was voluntarily waived for the six months ended February 28, 1997.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $842,343, all of which was voluntarily waived for the six months ended February 28, 1997

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $7,442,741,886 and $6,930,321,003 respectively, for the six months ended February 28, 1997.

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                   (000'S OMITTED)           VALUE
--------------------------------------------------------------------------------
BANK NOTES--8.3%
Australia & New Zealand Bank
   5.90%, due 09/23/97 ...............   $ 75,000          $   74,990,702
  5.645%, due 02/19/98 ...............    115,000             114,951,064
Bayerische Landesbank
   5.85%, due 09/29/97 ...............    100,000              99,972,487
Comerica Bank, Detroit
   5.77%, due 08/13/97 ...............    100,000              99,982,584
Morgan Guaranty Trust Co.
 5.95%, due 06/06/97 .................     75,000              74,990,630
                                                           --------------
                                                              464,887,467
                                                           --------------
CERTIFICATES OF DEPOSIT (EURODOLLARS)--4.5%
Abbey National PLC
   6.02%, due 07/29/97 ...............     75,000              75,000,000
Deutsche Bank
   6.00%, due 07/30/97 ...............    100,000             100,000,000
Sumitomo Bank
   5.50%, due 03/27/97 ...............     75,000              75,000,491
                                                           --------------
                                                              250,000,491
                                                           --------------
CERTIFICATES OF DEPOSIT
(YANKEE)--35.5%
ABN Amro Bank
   5.68%, due 12/19/97 ...............    100,000              99,968,745
Australia & New Zealand Bank
   5.40%, due 03/25/97 ...............    100,000             100,001,819
  5.37%, due 03/31/97 ................    100,000             100,000,000
Bank of Nova Scotia
   5.37%, due 03/10/97 ..............      50,000              50,000,000
Bank of Tokyo Mitsubishi New York
   5.52%, due 04/30/97 ..............      75,000              75,000,000
Banque Nationale de Paris
   5.37%, due 05/14/97 ..............     100,000             100,005,922
Bayerische Vereinsbank
   5.65%, due 02/10/98 ..............     100,000              99,981,928
Canadian Imperial Bank
   5.32%, due 03/07/97 ..............     250,000             250,000,000
Dai Ichi Kangyo Bank
   5.49%. due 03/03/97 ..............      95,000              95,000,000
   5.50%, due 03/14/97 ..............     100,000             100,000,000
   5.48%, due 05/19/97 ..............      50,000              49,999,736
Deutsche Bank
   5.69%, due 10/28/97 ..............     100,000              99,968,631
Morgan Guaranty Trust Co.
   5.91%, due 09/18/97 ..............      50,000              49,997,393
   5.71%, due 01/06/98 ..............     100,000              99,967,558
Royal Bank of Canada
   5.29%, due 07/09/97 ..............      25,000              24,994,032
   5.72%, due 10/29/97 ..............      52,000              51,983,588
   5.58%, due 12/11/97 ..............     130,000             129,901,640
Sanwa Bank
   5.44%, due 03/27/97 ..............     200,000             200,000,000
   5.51%, due 05/21/97 ..............     100,000             100,004,330
Societe Generale Bank
   5.75%, due 05/22/97 ..............     100,000              99,989,506
                                                           --------------
                                                            1,976,764,828
                                                           --------------
ASSET BACKED--2.8%
Asset Backed Trust 1996
   5.43%, due 01/15/98 ..............     157,000             156,986,322

COMMERCIAL PAPER--9.9%
Associate Corp. of North America
   5.43%, due 03/03/97 ..............     275,000             275,000,000
General Electric Capital Corp.
   5.44%, due 03/03/97 ..............     125,000             125,000,000
   5.31%, due 03/31/97 ..............     150,000             149,380,500
                                                           --------------
                                                              549,380,500
                                                           --------------
FLOATING RATE NOTES--20.6%
Abbey National Treasury Services
   5.29%, due 07/15/97 ..............     130,000             129,965,650
Banc One, Indianapolis
   5.29%, due 02/05/98 ..............     150,000             149,917,185
Banc One, Texas
   5.27%, due 09/04/97 ..............     100,000              99,960,973
C.I.T. Group Holding
   5.25%, due 03/05/97 ..............     200,000             199,998,718
Merrill Lynch & Co., Inc.
   5.41%, due 11/12/97 ..............     100,000              99,982,603
   5.40%, due 01/09/98 ..............     150,000             149,962,688
Societe Generale North America, Inc.
   5.38%, due 01/15/98 ..............     175,000             174,906,791
Strats Trust
   5.42%, due 12/15/97 ..............     139,500             139,476,523
                                                           --------------
                                                            1,144,171,131
                                                           --------------
TIME DEPOSIT--14.7%
ABN Amro Canada
   5.50%, due 03/03/97 ..............      80,000              80,000,000
Chase Bank
   5.43%, due 03/03/97 ..............     201,492             201,492,000
Harris Trust & Savings Bank, Chicago
   5.43%, due 03/03/97 ..............     263,000             263,000,000
Nationsbank Charlotte, NC.
   5.43%, due 03/03/97 ..............     275,000             275,000,000
                                                           --------------
                                                              819,492,000
                                                           --------------
UNITED STATES GOVERNMENT
AGENCY--2.7%
Federal Home Loan Bank
   6.00%, due 09/24/97 ..............     150,000             149,879,228
                                                           --------------

TOTAL INVESTMENTS
 AT AMORTIZED COST ..................  99.0%                5,511,561,967
OTHER ASSETS, LESS LIABILITIES ......   1.0                    54,321,654
                                       ----                --------------
NET ASSETS .......................... 100.0%               $5,565,883,621
                                      =====                ==============
See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)


ASSETS:
Investments at value (Note 1A) .............................   $ 5,511,561,967
Cash .......................................................                24
Interest receivable ........................................        55,016,421
                                                               ---------------
 Total assets ..............................................     5,566,578,412
                                                               ---------------
LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) ....          325,041
Accrued expenses and other liabilities .....................          369,750
                                                               --------------
 Total liabilities .........................................          694,791
                                                               --------------
NET ASSETS .................................................   $5,565,883,621
                                                               ==============
REPRESENTED BY:
Paid-in capital for beneficial interests ...................   $5,565,883,621
                                                               ==============

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Six Months Ended February 28, 1997 (unaudited)


INTEREST INCOME (Note 1B) ..................................   $  155,117,348

EXPENSES:
Investment advisory fees (Note 2A) ...........  $ 4,125,237
Administrative fees (Note 2B) ................    1,375,079
Custodian fees ...............................      552,581
Auditing fees ................................       21,953
Legal fees ...................................       15,757
Trustees' fees ...............................       13,067
Other ........................................      103,676
                                                -----------
    Total expenses ...........................    6,207,350

    Less aggregate amount waived by
    Investment Adviser and Administrator
    (Notes 2A and 2B) ........................   (3,423,585)
    Less fees paid indirectly (Note 1E) ......         (242)
                                                ------------
    Net expenses ...........................................        2,783,523
                                                                 ------------
    Net investment income ..................................     $152,333,825
                                                                 ============

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED
                                             FEBRUARY 28, 1997    YEAR ENDED
                                                (UNAUDITED)     AUGUST 31, 1996
                                             ----------------   ---------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income ....................  $     152,333,825  $   230,781,560
                                            -----------------  ---------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ..............     15,188,816,956   24,522,122,636
Value of withdrawals .....................    (14,217,454,452) (25,076,123,009)
                                            -----------------  ---------------
Net increase (decrease) in net assets
 from capital transactions                        971,362,504     (554,000,373)
                                            -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS ....      1,123,696,329     (323,218,813)
NET ASSETS:
Beginning of period ......................      4,442,187,292    4,765,406,105
                                            -----------------  ---------------
End of period ............................  $   5,565,883,621  $ 4,442,187,292
                                            =================  ===============

 Cash Reserves Portfolio
---------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                                                SIX MONTHS ENDED                 YEAR ENDED AUGUST 31,
---------------------------------------------------------------------------------------------------------------------------
                                               FEBRUARY 28, 1997
                                                  (UNAUDITED)       1996        1995        1994       1993        1992
                                               ------------------  -----        ----        ----       ----        ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted) ........................ $5,565,884    $4,442,187   $4,765,406  $2,147,361  $781,470    $901,024
Ratio of expenses to average
 net assets .....................................      0.10%+        0.10%        0.10%       0.11%     0.20%       0.25%
Ratio of net investment income to
 average net assets .............................      5.54%+        5.64%        5.88%       3.87%     3.15%       4.42%
 Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average net assets ..................      0.23%+        0.23%        0.23%       0.24%     0.25%       0.25%
Net investment income to average net assets .....      5.41%+        5.50%        5.75%       3.74%     3.10%       4.42%

 +Annualized

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $4,125,237, of which $2,048,506 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $1,375,079, all of which were voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $162,421,475,694 and $161,327,365,569, respectively, for the six months ended February 28, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $12,491. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
                                   SHAREHOLDER
                                SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT
CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659


LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

------------------------------------|_|-----------------------------------------

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N. A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould LLP
150 Federal Street, Boston, MA 02110

------------------------------------|_|-----------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

IPM/IUST/S/97              Printed on Recycled Paper [recycle symbol]

LANDMARK(SM) FUNDS
                 Advised by Citibank, N.A.

INSTITUTIONAL

----------------------------
LANDMARK
INSTITUTIONAL
U.S. TREASURY
RESERVES
----------------------------

SEMI-ANNUAL
REPORT

February 28, 1997

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

      U.S. Treasury securities produced competitive returns commensurate with their high degree of safety during the six-month period ended February 28, 1997. When the period began, the economic environment was one of subdued growth, unchanged monetary policy, relatively low interest rates and low inflation, albeit with a moderately upward bias. These conditions soon changed: the fourth quarter of 1996 saw more robust economic growth than most economists had expected. Yet, the absence of accompanying inflationary pressures has enabled the Federal Reserve Board to hold monetary policy steady and keep interest rates low.

     In this environment, the Landmark Funds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio with the goal of achieving its investment objectives: providing liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of U.S. Treasury securities.

     This report reviews the Fund's investment activities and performance during the six months ended February 28, 1997, and provides a summary of Citibank's perspective on and outlook for the U.S. Treasury securities marketplace. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation.

/s/ Philip Coolidge
----------------------------------
Philip W. Coolidge
President
March 14, 1997


-------------------------------------------------
Remember that Mutual Fund Shares:
o        Are not bank deposits or FDIC insured
o        Are not obligations of or guaranteed by
         Citibank or Citicorp Investment Services
o Are subject to investment risks, includ-ing possible loss of the principal amount invested

TABLE OF CONTENTS
  1    A Letter to Our Shareholders
--------------------------------------------------------------------------------
  2    Market Environment
       Fund Snapshot
--------------------------------------------------------------------------------
       Fund Quotes
  3    The Portfolio Manager Responds
       Strategy and Outlook
--------------------------------------------------------------------------------
  4    Fund Data


LANDMARK INSTITUTIONAL
 U.S. TREASURY RESERVES
--------------------------------------------------------------------------------
  5     Statement of Assets and Liabilities
--------------------------------------------------------------------------------
  6     Statement of Operations
--------------------------------------------------------------------------------
  7     Statement of Changes in Net Assets
--------------------------------------------------------------------------------
  8     Financial Highlights
--------------------------------------------------------------------------------
  9     Notes to Financial Statements

U.S. TREASURY RESERVES PORTFOLIO
--------------------------------------------------------------------------------
 11     Portfolio of Investments
--------------------------------------------------------------------------------
 12     Statement of Assets and Liabilities
        Statement of Operations
--------------------------------------------------------------------------------
        Statement of Changes in Net Assets
 13     Financial Highlights
--------------------------------------------------------------------------------
 14     Notes to Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------
     Although the economy during the first half of 1996 was stronger than most economists expected, by September economic growth had moderated to a rate well below the level at which the Federal Reserve Board's monetary policy-makers begin to worry about inflation. This favorable environment proved to be positive for most fixed-income securities, in large part because the Federal Reserve was able to hold monetary policy steady after their most recent rate cut in January, 1996.

     By the end of January, 1997, however, it became apparent that the U.S. economy had accelerated at an annualized 4.7% rate during the fourth quarter of 1996, a higher level of growth than most market-watchers expected. This increase, coupled with gains in employment and industrial production, once again raised concern among some investors that an acceleration of inflation might be imminent. Yet, other reliable leading indicators of inflation subsequently told a different story, reassuring the markets that low levels of inflation were likely to continue.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 2/28/97
$286.6 million

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARK
o Lipper Taxable Institutional U.S. Treasury
  Money Market Funds Average

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Fourth quarter 1996 economic growth was stronger than expected, and we are watching carefully to see if that strength continues or returns to noninflationary levels."

"We have kept our average maturity on the long side of neutral since rates rose last July to their highest levels of 1996. We extended maturities at that time to lock in as much yield as we possibly could."

"We're ready for whatever challenges and opportunities 1997 brings. If short-term interest rates appear set to rise, we will reduce the average maturity accordingly. Otherwise, we will maintain a relatively long maturity to take advantage of higher yields."

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     As economic activity slowed in August and September, the likelihood of a more restrictive monetary policy and higher interest rates moderated. In fact, interest rates declined modestly, retracing some of their gains from earlier in the year. Our strategy in this environment was to lengthen the Portfolio's average maturity cautiously to maintain prevailing yields for as long as practical. Yet, we were careful never to extend the Portfolio's average weighted maturity beyond 60 days in order to maintain our current Aaa rating with Moody's and AAAm rating with Standard & Poor's. We maintained this modestly longer-than-neutral posture until mid-January, 1997, when we began to shorten the Portfolio's average duration toward a more neutral position in order to protect assets from the potentially adverse effects of higher interest rates and to make funds available for higher yielding securities if they became available.

     Throughout the period, of course, the Portfolio consisted solely of securities backed by the full faith and credit of the U.S. government. During the period, U.S. Treasury securities provided lower yields than comparable-maturity investments in other money market instruments such as commercial paper, certificates of deposit, bankers acceptances and other short-term obligations. However, the safety provided by U.S. Treasury securities is considered to be the greatest of any government or corporate issuer, giving conservative investors confidence that their principal is protected regardless of economic events.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     While our outlook for 1997 is optimistic, we are cautious over the near term. If economic growth during the first half of 1997 is as strong as it was in the fourth quarter of 1996, the resulting increase in inflationary pressures could prompt the Federal Reserve to raise key short-term interest rates. Such an event would probably be a negative influence on stocks and bonds, but could produce higher yields for money market instruments such as short-term U.S. Treasury bills. If, on the other hand, the fourth quarter's economic strength was a temporary anomaly, we could see a market environment remarkably similar to the one that prevailed in the third quarter of 1996: moderate growth, low inflation, modestly declining interest rates and an unchanged monetary policy.

     Our strategy in this uncertain environment is to maintain an average duration in the neutral range. If economic growth picks up from current levels, we will attempt to reduce the Portfolio's average maturity to the short end of the neutral range to try to take advantage of higher yielding opportunities. On the other hand, if the economy slows, we will attempt to lengthen the Portfolio's average maturity in an effort to maintain competitive yields in a declining interest rate environment.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ended February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                TOTAL RETURNS
                                                                  ----------------------------------------
                                                                                                   SINCE
                                                                    SIX             ONE           10/2/92
                                                                  MONTHS**          YEAR        INCEPTION*
                                                                  -------         --------      ----------
Landmark Institutional U.S. Treasury Reserves ...............       2.48%           5.01%          4.33%
Lipper Taxable Institutional
  U.S. Treasury Money Market Funds Average ..................       2.44%           4.97%          5.71%+

 * Annualized
** Not Annualized
 + From 9/30/92

7-DAY YIELDS
------------
Annualized Current      5.00%
Effective               5.13%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
-------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in U.S. Treasury Reserves Portfolio,
  at value (Note 1) ...........................................   $286,593,753
Receivable for shares beneficial interest sold ................        226,042
                                                                  ------------
   Total assets ...............................................   $286,819,795
                                                                  ------------
LIABILITIES:
Dividend payable ..............................................        165,189
Accrued expenses and other liabilities ........................         72,439
                                                                  ------------
   Total liabilities ..........................................        237,628
                                                                  ------------
NET ASSETS for 286,582,167 shares of beneficial
 interest outstanding .........................................   $286,582,167
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................   $286,582,167
                                                                  ============
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE ...................................         $1.00
                                                                        =====
See notes to financial statements

Landmark Insitutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended February 29, 1997 (unaudited)

INVESTMENT INCOME (Note 1A):

Income from U.S. Treasury Reserves Portfolio ...... $6,801,424

Allocated expenses from U.S. Treasury
  Reserves Portfolio ..............................   (130,719)
                                                    ----------
   Net investment income from U.S. Treasury
     Reserves Portfolio ...........................                  $6,670,705

EXPENSES:

Administrative fees (Note 3A) .....................    452,165

Distribution fees (Note 4) ........................    129,190

Shareholder Servicing Agents' fees (Note 3B) ......    129,190

Shareholder reports ...............................     12,691

Custodian fees ....................................     10,782

Auditing fees .....................................      7,850

Transfer agent fees ...............................      7,000

Trustee fees ......................................      4,250

Legal fees ........................................      4,374

Miscellaneous .....................................      6,412
                                                       -------
   Total expenses .................................    763,904

Less aggregate amounts waived by Administrator,
 Shareholder Servicing Agent and Distributor
 (Notes 3A, 3B and 4) .............................   (568,011)
                                                       -------
   Net expenses ...................................                     195,893
                                                                     ----------
   Net investment income ..........................                  $6,474,812
                                                                     ==========
See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                              FEBRUARY 28, 1997   YEAR ENDED
                                                                                 (UNAUDITED)    AUGUST 31, 1996
                                                                                --------------   ------------
FROM INVESTMENT ACTIVITIES (Note 2):
Net investment income, declared as dividends to shareholders .............      $  6,474,812   $  8,247,818

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET
  ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares .............................................      $457,101,964   $495,311,082
Net asset value of shares issued to shareholders from
  reinvestment of dividends ..............................................         5,540,171      7,369,593
Cost of shares repurchased ...............................................      (389,454,620)  (410,017,345)
                                                                                ------------   ------------
NET INCREASE IN NET ASSETS ...............................................        73,187,515     92,663,330
                                                                                ------------   ------------
NET ASSETS:
Beginning of period ......................................................       213,394,652    120,731,322
                                                                                ------------   ------------
End of period ............................................................      $286,582,167   $213,394,652
                                                                                ============   ============

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                             OCTOBER 2, 1992
                                                  SIX MONTHS                                  EIGHT MONTHS    (COMMENCEMENT
                                                     ENDED                                        ENDED     OF OPERATIONS) TO
                                                FEBRUARY 28, 1997     YEAR ENDED AUGUST 31,     AUGUST 31,     DECEMBER 31,
                                                  (UNAUDITED)       1996     1995      1994       1993            1992
                                                  -----------       ----     ----      ----       ----            ----
Net Asset Value, beginning of period ..........     $1.00000     $1.00000  $1.00000  $1.00000  $1.00000         $1.00000
Net investment income .........................      0.02457      0.05051   0.05200   0.03312   0.01974          0.00736
Less dividends from net investment income .....     (0.02457)    (0.05051)  0.05200) (0.03312) (0.01974)        (0.00736)
                                                    --------     --------  --------  --------  --------         --------
Net Asset Value, end of period ................     $1.00000     $1.00000  $1.00000  $1.00000  $1.00000         $1.00000
                                                    ========     ========  ========  ========  ========         ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .....     $286,582     $213,395  $120,731  $150,911  $ 48,475         $ 13,594
Ratio of expenses to average net assets* ......        0.25%+       0.25%     0.25%     0.23%     0.20%+           0.20%+
Ratio of net investment income to average
 net assets ...................................        5.01%+       5.03%     5.23%     3.40%     2.99%+           3.20%+

Total return ..................................        2.48%++      5.17%     5.33%     3.36%     3.01%+           3.19%+

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share ..............      $0.02173     $0.04428  $0.04593  $0.02679  $0.01208         $0.00359

RATIOS:
Expenses to average net assets* ..............         0.83%+       0.87%     0.85%     0.88%     1.36%+           1.85%+
Net investment income to average net assets            4.43%+       4.41%     4.62%     2.75%     1.83%+           1.56%+

    * Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
    + Annualized.
   ++ Not Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (31.9% at February 28, 1997) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

D. OTHER -- All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The administrative fee amounted to $452,165, of which $309,631 was voluntarily waived for the six months ended February 28, 1997. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $129,190, all of which was voluntarily waived for the six months ended February 28, 1997.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $129,190, all of which was voluntarily waived for the six months ended February 28, 1997.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $306,754,696 and $240,460,297, respectively, for the six months ended February 28, 1997.

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited))
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT
  ISSUER                                              (000'S OMITTED)            VALUE
  --------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------
     U.S. TREASURY OBLIGATIONS--103.7%
  --------------------------------------------------------------------------------------

  U.S. TREASURY BILLS--64.3%
       due 3/06/1997 ...................................   $ 9,844          $  9,879,996
       due 3/27/1997 ...................................   125,000           124,588,417
       due 4/03/1997 ...................................    75,070            74,751,582
       due 4/10/1997 ...................................   170,046           169,150,361
       due 4/17/1997 ...................................   200,000           198,711,562
                                                                            ------------
                                                                            $577,081,918
                                                                            ------------
  U.S. TREASURY NOTES--37.8%
       6.625%, due 3/31/1997 ...........................    45,000            45,047,766
       6.875%, due 3/31/1997 ...........................    10,000            10,012,527
       8.50%, due 4/15/1997 ............................    15,000            15,047,050
       6.50%, due 4/30/1997 ............................    50,000            50,095,703
       6.875%, due 4/30/1997 ...........................    17,000            17,043,101
       5.875%, due 5/15/1997 ...........................    96,500            96,739,231
       6.50%, due 5/15/1997 ............................   105,175           105,411,429
                                                                            ------------
                                                                             339,396,807
                                                                            ------------
  U.S. TREASURY STRIP NOTES--1.6%
       5.26%, due 5/15/1997 ............................    15,000            14,843,745
                                                                            ------------
  TOTAL INVESTMENTS AT AMORTIZED COST ........        103.7%                 931,322,470
  OTHER ASSETS, LESS LIABILITIES .............        (3.7)                  (33,532,980)
                                                      -----                 ------------
  NET ASSETS .................................        100.0%                $897,789,490
                                                      =====                 =============
  See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........   $ 931,322,470
Cash .........................................................           4,465
Interest receivable ..........................................       6,015,312
Receivable for investments sold ..............................     210,468,131
                                                                 -------------
 Total assets ................................................   1,147,810,378
                                                                 -------------
LIABILITIES:
Payable for investments purchased ............................     249,911,548
Payable to affiliate-- Investment Advisory fees (Note 2A) ....          38,331
Accrued expenses and other liabilities .......................          71,009
                                                                 -------------
 Total liabilities ...........................................     250,020,888
                                                                 -------------
NET ASSETS ...................................................   $ 897,789,490
                                                                 =============
REPRESENTED BY:
Paid-in capital for beneficial interests .....................   $ 897,789,490
                                                                 =============

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Six Months Ended February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1B) ....................................     $21,682,907

EXPENSES:
Investment advisory fees (Note 2A) ...........    $(617,849
Administrative fees (Note 2B) ................      205,950
Custodian fees ...............................      136,460
Auditing fees ................................       10,300
Trustee fees .................................        5,335
Legal fees ...................................        3,236
Miscellaneous ................................       17,665
                                                    -------
 Total expenses ..............................      996,795
 Less aggregate amount waived by Investment
   Adviser and Administrator (Notes 2A
   and 2B) ...................................     (579,839)
 Less fees paid indirectly (Note 1D) .........         (331)
                                                    -------
 Net expenses ................................                         416,625
                                                                   -----------
 Net investment income .......................                     $21,266,282
                                                                   ===========
See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SIX MONTHS ENDED
                                              FEBRUARY 28, 1997    YEAR ENDED
                                                 (UNAUDITED)     AUGUST 31, 1996
                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income .......................    $ 21,266,282     $ 38,179,974
                                                 ------------     ------------
CAPITAL TRANSACTIONS:
Proceeds from contributions .................     845,961,495    1,474,479,600
Value of withdrawals ........................    (737,242,073)  (1,577,114,165)
                                                 ------------    --------------
Net increase (decrease) in net assets
 from capital transactions ..................     108,719,422     (102,634,565)
                                                 ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......     129,985,704      (64,454,591)
NET ASSETS:
Beginning of period .........................     767,803,786      832,258,377
                                                 ------------     ------------
End of period ...............................    $897,789,490     $767,803,786
                                                 ============     ============


--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTSt
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                            MARCH 1, 1991
                                                ENDED                                  EIGHT MONTHS      YEAR      (COMMENCEMENT
                                             FEBRUARY 28,   YEAR ENDED AUGUST 31,         ENDED         ENDED    OF OPERATIONS) TO
                                                 1997       ---------------------        AUGUST 31,  DECEMBER 31,  DECEMBER 31,
                                             (UNAUDITED)   1996       1995       1994       1993         1992         1991
                                             -----------   ----       ----       ----    ----------  ------------  -----------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ... $897,789   $767,804   $832,258   $726,569   $521,818     $590,769     $675,332
Ratio of expenses to average net assets .....   0.10%+      0.10%      0.10%      0.12%      0.20%+       0.24%         0.19%+
Ratio of net investment income to average
 net assets .................................   5.16%+      5.20%      5.36%      3.43%      2.96%+       3.59%         5.26%+

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ..............   0.24%+      0.25%      0.25%      0.26%      0.25%+       0.25%         0.25%+
Net investment income to average net assets .   5.02%+      5.05%      5.21%      3.30%      2.91%+       3.58%         5.19%+
+Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADIVSORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $617,849, of which $373,889 was voluntarily waived for the six months ended February 28, 1997. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $205,950, all of which was voluntarily waived for the six months ended February 28, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $7,395,594,715 and $7,199,851,720, respectively, for the six months ended February 28, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1997, the commitment fee allocated to the Portfolio was $2,074. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
Master Trust Accounts
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9659

LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
Institutional Tax Free Reserves

California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund